Tax expense - tax expense summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current tax expense	€ 239	€ 435	€ 592
Deferred tax expense	1,231	872	520
Tax (benefit)/expense relating to prior periods(1)	(138)	14	(334)
Total Tax expense	€ 1,332	€ 1,321	€ 778